Revenue - Summary of Costs to Obtain Contract Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capitalized Contract Cost, Net [Abstract]
Beginning Balance	$ 69,737	$ 90,662
Commissions Incurred	242,810	343,003
Deferred Commissions Recognized	(261,075)	(363,928)
Ending Balance	$ 51,472	$ 69,737